Average Annual Total Returns - Class I2 - Alger Balanced Portfolio	Class I-2 1 Year	Class I-2 5 Years	Class I-2 10 Years	Class I-2 Inception Date	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 10 Years	Bloomberg Barclays Capital U.S. Gov't/Credit Bond Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays Capital U.S. Gov't/Credit Bond Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays Capital U.S. Gov't/Credit Bond Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	10.23%	9.79%	8.05%	Sep. 05, 2089	18.40%	15.22%	13.88%	8.92%	4.98%	4.19%